Vessels in Operation, less Accumulated Depreciation - Additional Information (Detail)		1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 25, 2017 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Sep. 30, 2016 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property Plant And Equipment [Line Items]
Number of vessels on which impairment charge is recognized | Vessel			5	4	2
Vessel impairment charge			$ 87,624,000	$ 63,065,000	$ 29,357,000	$ 87,624,000	$ 92,422,000	$ 44,700,000
Gain on sale of vessels								$ 93,000
Number of vessels pledged as collateral under 2022 notes and secured term loan | Vessel						18
Ville d' Aquarius [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge		$ 22,203,000
Ville d' Orion [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge		$ 22,497,000
CMA CGM [Member] | GSL Tianjin [Member]
Property Plant And Equipment [Line Items]
Daily Charter Rate	13,000					13.000
CMA CGM [Member] | GSL Tianjin [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Vessel charter period	3 months
CMA CGM [Member] | GSL Tianjin [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Vessel charter period	8 months